Basis of Presentation (Tables)	6 Months Ended
Jan. 31, 2022
Disclosure of associates [abstract]
Schedule of Restatement of Prior Period Information

	Three month period ended January 31,
	2021 reported,CAD	Foreign Currency Translation	2021 restated,USD

Expenses:
Research and development costs	203,431	(37,839)	165,592
General and administration costs	30,166	(5,612)	24,554
Total expenses	233,597	(43,451)	190,146

Operating loss	(233,597)	43,451	(190,146)

Interest expense	(56,251)	10,463	(45,788)
Loss on extinguishment of debt	-	-	-
	(56,251)	10,463	(45,788)

Loss for the period	(289,848)	53,914	(235,934)

Foreign currency translation adjustment	163,988	(30,502)	133,486
			-
Comprehensive loss for the period	(125,860)	23,412	(102,448)

Loss per share - basic and diluted	(0.37)	0.07	(0.30)

Weighted average number of shares outstanding - basic and diluted	771,962	-	771,962

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Six Months Ended January 31, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

2. Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

	Six month period ended January 31,
	2021 reported,CAD	Foreign Currency Translation	2021 restated,USD

Expenses:
Research and development costs	386,554	(71,899)	314,655
General and administration costs	314,329	(58,464)	255,865
Total expenses	700,883	(130,363)	570,520

Operating loss	(700,883)	130,363	(570,520)

Interest expense	(75,566)	14,055	(61,511)
Loss on extinguishment of debt	(31,000)	5,766	(25,234)
	(106,566)	19,821	(86,745)

Loss for the period	(807,449)	150,184	(657,265)

Foreign currency translation adjustment	207,403	(38,577)	168,826
			-
Comprehensive loss for the period	(600,046)	111,607	(488,439)

Loss per share - basic and diluted	(1.04)	0.20	(0.84)

Weighted average number of shares outstanding - basic and diluted	773,175	-	773,175

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Six Months Ended January 31, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

2. Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

	Six month period ended January 31,
	2021 reported,CAD	Foreign Currency Translation	2021 restated,USD
Cash flow from operating activities
Net loss for the period	(807,449)	150,184	(657,265)
Items not affecting cash:
Depreciation and amortization	9,372	(1,743)	7,629
Accrued interest expense	75,566	(14,055)	61,511
Changes in non-cash working capital:
Amounts receivable	21,728	(4,041)	17,687
Accounts payable and accrued liabilities	435,032	(80,916)	354,116
	(265,751)	49,429	(216,322)

Cash flow from financing activities
Proceeds from issuance of convertible loans	265,000	(49,290)	215,710
Proceeds from receipt of short-term loans	31,950	(5,943)	26,007
	296,950	(55,233)	241,717

Decrease in cash	31,199	(5,804)	25,395
Effect of changes in foreign exchange	(49,989)	9,298	(40,691)
Cash, beginning of period	26,104	(4,855)	21,249
Cash, end of period	7,314	(1,361)	5,953